Taxation - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expense		¥ 3,668,512	$ 562,222	¥ 3,701,006	¥ 3,241,421
Income tax expense computed at PRC statutory tax rates (25%)		917,128	140,556	925,253	810,355
Non-deductible expenses		22,063	3,381	27,333	49,117
Research and development expenses super - deduction		(225,715)	(34,592)	(194,000)	(89,796)
Change in valuation allowances		(5,285)	(810)	16,420	(15,285)
Outside basis difference		142	22	(7,727)	8,481
Effect of international tax rate difference		8,682	1,331	(14,440)	(10,988)
Effect of preferential tax rate		(463,819)	(71,083)	(323,534)	(373,994)
Effect of withholding tax on dividend		76,610	11,741	71,056	0
Other adjustments	[1]	(68,861)	(10,554)
Income tax expense		¥ 260,945	$ 39,992	¥ 500,361	¥ 377,890

[1]	This amount represents tax savings relating to share-based compensation exercised in 2019, which can be deducted when the Company did tax filing according to income tax guidance adopted in 2020.